SUBSEQUENT EVENTS (Details) $ / shares in Units, shares in Millions, $ in Millions		2 Months Ended	3 Months Ended		12 Months Ended
	Aug. 12, 2019 $ / shares	Aug. 21, 2019 USD ($) shares	Jun. 26, 2019 $ / shares	Sep. 26, 2018 $ / shares	Jun. 26, 2019 USD ($) $ / shares shares	Jun. 27, 2018 USD ($) $ / shares	Jun. 28, 2017 USD ($) $ / shares	Sep. 25, 2019 restaurant
Subsequent Event [Line Items]
Dividends per share | $ / shares			$ 0.38	$ 0.38	$ 1.52	$ 1.52	$ 1.36
Stock repurchase during period, shares | shares					3.6
Payments for repurchase of common stock					$ 167.7	$ 303.2	$ 370.9
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends payable, date declared	Aug. 12, 2019
Dividends per share | $ / shares	$ 0.38
Dividends payable, date to be paid	Sep. 26, 2019
Dividends payable, date of record	Sep. 06, 2019
Stock repurchase during period, shares | shares		0.3
Payments for repurchase of common stock		$ 10.0
$1B Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Net borrowings drawn (payments made) on revolving credit facility					$ (297.0)	$ 428.0
$1B Revolving Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Net borrowings drawn (payments made) on revolving credit facility		$ 8.0
Chili's Restaurants [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of restaurants acquired from franchisee | restaurant								116